BANK LOANS (Tables)	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of bank loans

	March 31,	March 31,
	2022	2021

Canada Emergency Business Account Program (“CEBA Loan”)	$160,060	$95,424
National Bank of Canada (“National Bank”)	6,190,292	6,323,441
HSBC Bank	12,497,225	–
TD Trust	9,728	–
RBC line of credit	12,405	–
Less: unamortized financing cost	(49,130)	(31,808)
	18,820,580	6,387,057
Less: current portion of bank loans	(542,264)	(172,629)
Total	$18,278,316	$6,214,428

Schedule of short term debt

Twelve months ending March 31,	Repayment
2023	$542,264
2024	706,790
2025	17,620,656
Total	$18,869,710